UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: (811- 05346)

Exact name of registrant as specified in charter: Putnam Variable Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: December 31, 2008

Date of reporting period: January 1, 2008 — June 30, 2008

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Variable Trust

Putnam VT International Equity Fund

SEMIANNUAL REPORT

June 30, 2008

Putnam VT International Equity Fund

Putnam Investments is pleased to provide this semiannual report for shareholders of Putnam Variable Trust, a variable annuity offering you access to 28 funds and a wide range of investment choices. Putnam Variable Trust funds are the underlying investments for the variable insurance product subaccounts.

We are also pleased to announce that Robert L. Reynolds, a leader and visionary in the mutual fund industry, has joined the Putnam leadership team as President and Chief Executive Officer of Putnam Investments, effective July 1, 2008. Charles E. Haldeman, Jr., former President and CEO, will take on the role of Chairman of Putnam Investment Management, LLC, the firm’s fund management company.

Mr. Reynolds brings to Putnam substantial industry experience and an outstanding record of success. He was Vice Chairman and Chief Operating Officer at Fidelity Investments from 2000 to 2007, and President of Fidelity’s Institutional Retirement Group from 1996 to 2000. Mr. Reynolds’ appointment is another example of Putnam’s ongoing efforts to exceed our shareholders’ expectations.

INVESTMENT OBJECTIVE
Capital appreciation

PORTFOLIO
Common stocks of mainly large and midsize international companies

NET ASSET VALUE	June 30, 2008
Class IA	$14.34
Class IB	$14.23

PERFORMANCE SUMMARY

Total return at net asset value	Class	Class
(as of 6/30/08)	IA Shares*	IB Shares**

6 months	–10.12%	–10.28%

1 year	–12.32	–12.59

5 years	98.64	96.06

Annualized	14.71	14.41

10 years	99.09	94.77

Annualized	7.13	6.89

Life	176.91	170.36

Annualized	9.27	9.04

During portions of the periods shown, the fund limited expenses, without which returns would have been lower.

*Commencement of operations January 2, 1997.

**Commencement of operations April 30, 1998. Periods and performance for class IB shares before their inception are derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares.

Data represents past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would be lower. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 6/30/08 and may not reflect trades entered into on that date.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

An environment of slowing global growth and surging energy prices weighed on the international markets during the first six months of the year. The worst performing region was Europe, where investors have been forced to contend with the two-pronged threat of an economic slowdown coupled with potential interest-rate increases. Emerging markets also lagged amid the heightened level of global risk aversion. However, Japan outperformed, because it was viewed as being less affected by the macroeconomic issues weighing on the rest of the world. With this as the backdrop, Putnam VT International Equity Fund’s class IA shares had a loss of 10.12% at net asset value for the six months ended June 30, 2008.

The fund’s broader positioning, characterized by a tilt toward the large- and mega-cap segment of the market, proved well suited to the environment of the past six months. Stock selection also added value, especially in the energy and materials sectors. In energy, positive contributions came from StatoilHydro and Lukoil, while the top performers in materials were BHP Billiton and Rio Tinto. The management team’s decision to avoid most mega-cap financials also helped performance given the continued difficulties facing that sector. Nevertheless, positions in Allied Irish Bank and the Australian investment firm Babcock & Brown hurt the fund’s return. Outside financials, the largest individual detractor was Nokia.

The fund’s management team continues to favor companies that achieve growth through structural avenues such as market-share gains, profit margin improvements, or more competitive business models. At a time when turmoil in the credit markets

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has led market participants to focus on risk, management believes investors will pay a premium for larger, well-financed companies that are demonstrating secular, or large-scale, growth independent of broader economic trends.

While risks remain an important factor due to the continued stress in the credit markets, the developing world continues to record robust — albeit slower — growth. The fund’s management team remains positive on the long-term growth prospects for these economies, and is looking for opportunities to augment the fund’s emerging-market exposure when volatility causes valuations to fall to attractive levels. The management team is aiming to take advantage of the growth in the developing world through direct investment in select emerging markets as well as holdings in developed-market companies with emerging-market exposure. With respect to Europe, the fund’s managers are adopting a more cautious approach since the region has traditionally underperformed when growth in North America slackens. Management remains optimistic about select investment opportunities in Japan, where it is seeing strong valuation support and ongoing restructuring initiatives at the individual company level. From a sector perspective, the management team is favoring transportation, energy, and conglomerates, but is currently finding fewer opportunities in consumer cyclicals, financials, and capital goods.

International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Additional risks may be associated with emerging-market securities, including illiquidity and volatility. The fund invests some or all of its assets in small and/or midsize companies. Such investments increase the risk of greater price fluctuations.

RISK COMPARISON

This risk comparison is designed to help you understand how your fund compares with other funds. The comparison utilizes a risk measure developed by Morningstar, an independent fund-rating agency. This risk measure is referred to as the fund’s Morningstar Risk.

The fund’s Morningstar Risk is shown alongside that of the average variable annuity/variable life fund (VA/L) in its Morningstar category. The risk bar broadens the comparison by translating the fund’s Morningstar Risk into a percentile, which is based on the fund’s ranking among all funds rated by Morningstar as of June 30, 2008. A higher Morningstar Risk generally indicates that a fund’s monthly returns have varied more widely.

Morningstar determines a fund’s Morningstar Risk by assessing variations in the fund’s monthly returns — with an emphasis on downside variations — over a 3-year period, if available. Those measures are weighted and averaged to produce the fund’s Morningstar Risk. The information shown is provided for the fund’s class IB shares only; information for other classes may vary. Morningstar Risk is based on historical data and does not indicate future results. Morningstar does not purport to measure the risk associated with a current investment in a fund, either on an absolute basis or on a relative basis. Low Morningstar Risk does not mean that you cannot lose money on an investment in a fund. Copyright 2008 Morningstar, Inc. All Rights Reserved. The information contained herein (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

MANAGEMENT TEAM

The fund is managed by the Putnam International Core Team. Joshua Byrne and Simon Davis are the Portfolio Leaders. Alan McCormack and Michael Scafati are the Portfolio Members. Shortly after the close of the reporting period ended June 30, 2008, Alan McCormack and Michael Scafati joined your fund’s management team. Listed below are the Putnam Funds managed by these team members, who may also manage other retail mutual fund counterparts to the Putnam VT Funds or other accounts advised by Putnam Management or an affiliate.

Name	Portfolio Leader	Portfolio Member

Joshua Byrne	VT International Equity Fund	None
Europe Equity Fund

Simon Davis	VT International Equity Fund	Europe Equity Fund

Alan McCormack	None	VT International Equity Fund

Michael Scafati	None	VT International Equity Fund

Investors should carefully consider the investment objective, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

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Understanding your VT fund’s expenses

As an investor in a variable annuity product that in turn invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the information in this section, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads), which are not shown in this section and would result in higher total expenses. In addition, charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your VT fund’s expenses

The first two columns in the table in this section, containing expense and value information, show the expenses you would have paid on a $1,000 investment in your fund from January 1, 2008, to June 30, 2008. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. You may use the information in this part of the table to estimate the expenses that you paid over the period. Simply divide your account value by $1,000, and then multiply the result by the number in the first line (“Expenses paid per $1,000”) for the class of shares you own (using the first two class IA and class IB columns only).

Compare your fund’s expenses with those of other funds

You can also use this table to compare your fund’s expenses with those of other funds. The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the two right-hand columns of the table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other VT funds and mutual funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended June 30, 2008. The expense ratio may differ for each share class. Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year. During portions of the period, the fund limited expenses; had it not done so, expenses would have been higher.

			EXPENSES AND VALUE
	EXPENSES AND VALUE		OF A $1,000 INVESTMENT,
	OF A $1,000 INVESTMENT,		ASSUMING A HYPOTHETICAL
	ASSUMING ACTUAL RETURNS		5% ANNUALIZED RETURN
	FOR THE 6 MONTHS		FOR THE 6 MONTHS
	ENDED 6/30/08		ENDED 6/30/08

	Class IA	Class IB	Class IA	Class IB

VT International Equity Fund
Expenses paid per $1,000	$3.97	$5.14	$4.22	$5.47
Ending value (after expenses)	$898.80	$897.20	$1,020.69	$1,019.44
Annualized expense ratio	0.84%	1.09%	0.84%	1.09%
Lipper peer group avg. expense ratio*	0.98%	1.23%	0.98%	1.23%

* Putnam keeps fund expenses below the Lipper peer group average expense ratio by limiting our fund expenses if they exceed the Lipper average. The Lipper average is a simple average of expenses of the mutual funds serving as investment vehicles for variable insurance products in the peer group that excludes 12b-1 fees as well as any expense offset and brokerage service arrangements that may reduce subaccount expenses. To facilitate the comparison in this presentation, Putnam has adjusted the Lipper average to reflect the 12b-1 fees carried by class IB shares. Investors should note that the other funds in the peer group may be significantly smaller or larger than the fund, and that an asset-weighted average would likely be lower than the simple average. Also, the fund and Lipper report expense data at different times; the fund's expense ratio shown here is annualized data for the most recent six-month period, while the quarterly updated Lipper average is based on the most recent fiscal-year end data available for the peer group funds as of 6/30/08.

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Trustee approval of management contract

General conclusions

The Board of Trustees of the Putnam funds oversees the management of the funds in Putnam Variable Trust and, as required by law, determines annually whether to approve the continuance of each fund’s management contract with Putnam Investment Management (“Putnam Management”) and, in respect of certain funds in Putnam Variable Trust, the sub-management contract between Putnam Management’s affiliate, Putnam Investments Limited (“PIL”), and Putnam Management. In May 2008, the Board of Trustees also approved a new sub-management contract, in respect of certain funds in Putnam Variable Trust, between PIL and Putnam Management, and a new sub-advisory contract, in respect of certain funds in Putnam Variable Trust, among Putnam Management, PIL, and another affiliate, The Putnam Advisory Company (“PAC”).

In this regard, the Board of Trustees, with the assistance of its Contract Committee consisting solely of Trustees who are not “interested persons” (as such term is defined in the Investment Company Act of 1940, as amended) of the Putnam funds (the “Independent Trustees”), requests and evaluates all information it deems reasonably necessary under the circumstances. Over the course of several months ending in June 2008, the Contract Committee met several times to consider the information provided by Putnam Management and other information developed with the assistance of the Board’s independent counsel and independent staff. The Contract Committee reviewed and discussed key aspects of this information with all of the Independent Trustees. The Contract Committee recommended, and the Independent Trustees approved, the continuance of the funds’ management contract, and in respect of certain funds in Putnam Variable Trust, the sub-management and sub-advisory contracts, effective July 1, 2008. (Because PIL and PAC are affiliates of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL and PAC, the Trustees have not evaluated PIL and PAC as separate entities, except as otherwise indicated below, and all subsequent references to Putnam Management below should be deemed to include reference to PIL and PAC as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds and the costs incurred by Putnam Management in providing such services, and

• That this fee schedule represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees, were subject to the continued application of certain expense reductions and waivers and other considerations noted below, and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the fee arrangements for the funds in Putnam Variable Trust and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements in prior years.

Management fee schedules and categories; total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints, and the assignment of funds to particular fee categories. In reviewing fees and expenses, the Trustees generally focused their attention on material changes in circumstances — for example, changes in a fund’s size or investment style,

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changes in Putnam Management’s operating costs or responsibilities, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not warrant changes to the management fee structure of the funds in Putnam Variable Trust, which had been carefully developed over the years, re-examined on many occasions and adjusted where appropriate. In this regard, the Trustees also noted that shareholders of the funds in Putnam Variable Trust voted in 2007 to approve new management contracts containing an identical fee structure. The Trustees focused on two areas of particular interest, as discussed further below:

• Competitiveness. The Trustees reviewed comparative fee and expense information for competitive funds, which indicated that, in a custom peer group of competitive funds selected by Lipper Inc., the fund ranked in the following percentiles in management fees and total expenses (less any applicable 12b-1 fees and excluding charges and expenses at the insurance company separate account level) as of December 31, 2007 (the first percentile being the least expensive funds and the 100th percentile being the most expensive funds).

	Actual Management	Total Expenses
	Fee (percentile)	(percentile)

Putnam VT International Equity Fund	19th	23rd

(Because a fund’s custom peer group is smaller than its broad Lipper Inc. peer group, this expense information may differ from the Lipper peer expense information found elsewhere in this report.) The Trustees noted that expense ratios for a number of Putnam funds, which show the percentage of fund assets used to pay for management and administrative services, distribution (12b-1) fees and other expenses, had been increasing recently as a result of declining net assets and the natural operation of fee breakpoints.

The Trustees noted that the expense ratio increases described above were currently being controlled by expense limitations initially implemented in January 2004. The Trustees have received a commitment from Putnam Management and its parent company to continue this program through at least June 30, 2009. These expense limitations give effect to a commitment by Putnam Management that the expense ratio of each open-end fund would be no higher than the average expense ratio of the competitive funds included in the fund’s relevant Lipper universe (exclusive of any applicable 12b-1 charges in each case). The Trustees observed that this commitment to limit fund expenses has served shareholders well since its inception.

In order to ensure that the expenses of the Putnam funds continue to meet evolving competitive standards, the Trustees requested, and Putnam Management agreed, to extend for the twelve months beginning July 1, 2008, an additional expense limitation for certain funds at an amount equal to the average expense ratio (exclusive of 12b-1 charges) of a custom peer group of competitive funds selected by Lipper to correspond to the size of the fund. This additional expense limitation will be applied to those open-end funds that had above-average expense ratios (exclusive of 12b-1 charges) based on the custom peer group data for the period ended December 31, 2007. This additional expense limitation will not apply to your fund.

In addition, the Trustees devoted particular attention to analyzing the Putnam funds’ fees and expenses relative to those of competitors in fund complexes of comparable size and with a comparable mix of asset categories. The Trustees concluded that this analysis did not reveal any matters requiring further attention at the current time.

• Economies of scale. The funds in Putnam Variable Trust currently have the benefit of breakpoints in their management fees that provide shareholders with significant economies of scale, which means that the effective management fee rate of a fund (as a percentage of fund assets) declines as the fund grows in size and crosses specified asset thresholds.

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Conversely, if a fund shrinks in size — as has been the case for many Putnam funds in recent years — these breakpoints result in increasing fee levels. In recent years, the Trustees have examined the operation of the existing breakpoint structure during periods of both growth and decline in asset levels. The Trustees concluded that the fee schedules in effect for the funds in Putnam Variable Trust represented an appropriate sharing of economies of scale at current asset levels.

In connection with their review of the management fees and total expenses of the Putnam funds, the Trustees also reviewed the costs of the services to be provided and profits to be realized by Putnam Management and its affiliates from the relationship with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability with respect to the funds’ management contracts, allocated on a fund-by-fund basis.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under Putnam Variable Trust’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of the Investment Oversight Coordinating Committee of the Trustees and the Investment Oversight Committees of the Trustees, which had met on a regular monthly basis with the funds’ portfolio teams throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — as measured by the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to such personnel, and in general the ability of Putnam Management to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period. The Trustees considered the investment performance of each fund over multiple time periods and considered information comparing each fund’s performance with various benchmarks and with the performance of competitive funds.

While the Trustees noted the satisfactory investment performance of certain Putnam funds, they considered the disappointing investment performance of many funds in recent periods, particularly over periods in 2007 and 2008. They discussed with senior management of Putnam Management the factors contributing to such underperformance and actions being taken to improve performance. The Trustees recognized that, in recent years, Putnam Management has taken steps to strengthen its investment personnel and processes to address areas of underperformance, including recent efforts to further centralize Putnam Management’s equity research function. In this regard, the Trustees took into consideration efforts by Putnam Management to improve its ability to assess and mitigate investment risk in individual funds, across asset classes, and across the complex as a whole. The Trustees indicated their intention to continue to monitor performance trends to assess the effectiveness of these efforts and to evaluate whether additional changes to address areas of underperformance are warranted.

In the case of your fund, the Trustees considered the Lipper peer group percentile rankings for the fund’s class IA share cumulative total return performance results at net asset value for the one-year, three-year and five-year periods ended December 31, 2007. This information is shown in the following table. (Because of the passage of time, these performance results may differ from the performance results for more recent periods shown elsewhere in this report. In addition, results do not reflect charges and expenses at the insurance company separate account level.) Where applicable, the table also shows the number of funds in the peer group for the respective periods; this number is indicated in parentheses following the percentile. Note that the first percentile denotes the best performing funds and the 100th percentile denotes the worst performing funds. Past performance is no guarantee of future returns.

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	One-year	Three-year	Five-year
	period	period	period
	percentile	percentile	percentile
	(# of funds	(# of funds	(# of funds
IA Share as of 12/31/07	in category)	in category)	in category)

Putnam VT International Equity Fund	81st (135)	70th (122)	80th (113)
Lipper VP (Underlying Funds) — International Core Funds

See page 9 for more recent Lipper performance ranking information for the fund. Past performance is no guarantee of future results.

The Trustees noted the disappointing performance for your fund for the one-year and five-year periods ended December 31, 2007. In this regard, the Trustees considered that Putnam Management continues to have confidence in the investment process for this fund given its stronger longer term record, recognizing the tendency for short-term variability over a market cycle. The Trustees also considered Putnam Management’s belief that the Large Cap Equities team’s leadership changes and the research centralization efforts underway in the equity space at Putnam more generally will strengthen the fund’s investment process, which focuses on a blend of quantitative techniques and fundamental analysis, and enhance the fund’s performance potential.

* * *

As a general matter, the Trustees believe that cooperative efforts between the Trustees and Putnam Management represent the most effective way to address investment performance problems. The Trustees noted that investors in the Putnam funds have, in effect, placed their trust in the Putnam organization, under the oversight of the funds’ Trustees, to make appropriate decisions regarding the management of the funds. Based on the responsiveness of Putnam Management in the recent past to Trustee concerns about investment performance, the Trustees concluded that it is preferable to seek change within Putnam Management to address performance shortcomings. In the Trustees’ view, the alternative of engaging a new investment adviser for an underperforming fund would entail significant disruptions and would not provide any greater assurance of improved investment performance.

Brokerage and soft-dollar allocations; other benefits

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with Putnam Variable Trust. These include benefits related to brokerage and soft-dollar allocations, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that may be useful to Putnam Management in managing the assets of the fund and of other clients. The Trustees considered changes made in 2008, at Putnam Management’s request, to the Putnam funds’ brokerage allocation policy, which expanded the permitted categories of brokerage and research services payable with soft dollars and increased the permitted soft dollar allocation to third-party services over what had been authorized in previous years. The Trustees indicated their continued intent to monitor the potential benefits associated with the allocation of fund brokerage and trends in industry practice to ensure that the principle of seeking “best price and execution” remains paramount in the portfolio trading process.

The Trustees’ annual review of Putnam Variable Trust’s management contract arrangements also included the review of its distributor’s contract and distribution plan with Putnam Retail Management Limited Partnership and the investor servicing agreement with Putnam Fiduciary Trust Company (“PFTC”), each of which provides benefits to affiliates of Putnam Management. In the case of the investor servicing agreement, the Trustees considered that certain shareholder servicing functions were shifted to a third-party service provider by PFTC in 2007.

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Comparison of retail and institutional fee schedules

The information examined by the Trustees as part of their annual contract review has included for many years information regarding fees charged by Putnam Management and its affiliates to institutional clients such as defined benefit pension plans, college endowments, etc. This information included comparisons of such fees with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these two types of clients. The Trustees observed, in this regard, that the differences in fee rates between institutional clients and mutual funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients reflect to a substantial degree historical competitive forces operating in separate market places. The Trustees considered the fact that fee rates across different asset classes are typically higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to institutional clients of the firm, but did not rely on such comparisons to any significant extent in concluding that the management fees paid by the funds in Putnam Variable Trust are reasonable.

More recent peer group rankings

More recent Lipper percentile rankings are shown for the fund in the following table. Note that this information was not available to the Trustees when they approved the continuance of the funds’ management contract. The table shows the Lipper peer group percentile rankings of the fund’s class IA share total return performance at net asset value. These rankings were determined on an annualized basis and are for the one-year, five-year, and ten-year periods ended on the most recent calendar quarter (June 30, 2008). Where applicable, the table also shows the fund’s rank among the total number of funds in its peer group for the respective periods; this information is indicated in parentheses following the percentile. Note that the first percentile denotes the best performing funds and the 100th percentile denotes the worst performing funds.

	One-year	Five-year	Ten-year
IA Share as of 6/30/08	period rank	period rank	period rank

Putnam VT International Equity Fund	83% (111/134)	75% (86/114)	26% (13/49)
Lipper VP (Underlying Funds) — International Core Funds

Approval of the Sub-Management Contract between Putnam Management and Putnam Investments Limited and the Sub-Advisory Contract among Putnam Management, Putnam Investments Limited and The Putnam Advisory Company

In May 2008, the Trustees approved a new sub-management contract between Putnam Management and PIL in respect of certain funds in Putnam Variable Trust, under which PIL’s London office would begin managing a separate portion of the assets of Putnam VT Global Asset Allocation Fund, in addition to several other funds in Putnam Variable Trust for which PIL’s London office already managed a separate portion of their assets. Also in May 2008, the Trustees approved a new sub-advisory contract among Putnam Management, PIL and PAC in respect of certain funds in Putnam Variable Trust, under which PAC’s Tokyo branch would begin providing non-discretionary investment services to Putnam VT International Equity Fund, and PAC’s Singapore branch would begin providing discretionary investment management services to Putnam VT International Equity Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Equity Fund, Putnam VT International Growth and Income Fund, Putnam VT International New Opportunities Fund, Putnam VT Research Fund and Putnam VT Utilities Growth and Income Fund. The Contract Committee reviewed information provided by Putnam Management, PIL and PAC and, upon completion of this review, recommended, and the Independent Trustees and the full Board of Trustees approved, the sub-management contract in respect of certain funds in Putnam Variable Trust, effective May 15, 2008, and the sub-advisory contract in respect of certain funds in Putnam Variable Trust, effective June 30, 2008 for Putnam VT International Equity Fund and April 30, 2009 for the other funds in Putnam Variable Trust that will receive services from PAC.

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The Trustees considered numerous factors they believed relevant in approving your fund’s sub-management and sub-advisory contracts, including Putnam Management’s belief that the interest of shareholders would be best served by utilizing investment professionals in PIL’s London office and PAC’s Tokyo and Singapore offices to manage a portion of certain funds’ assets and PIL’s and PAC’s expertise in managing assets invested in European and Asian markets, respectively. The Trustees also considered that applicable securities laws require a sub-advisory relationship among Putnam Management, PIL and PAC in order for Putnam’s investment professionals in London, Tokyo and Singapore to be involved in the management of your fund. The Trustees noted that Putnam Management, and not your fund, would pay the sub-management fee to PIL for its services, that Putnam Management and/or PIL, but not your fund, would pay the sub-advisory fee to PAC for its services, and that the sub-management and sub-advisory relationships with PIL and PAC, respectively, will not reduce the nature, quality or overall level of service provided to the applicable funds.

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2008, are available in the Individual Investors section of www.putnam.com and on the SEC’s Web site, www.sec.gov. If you have questions about finding forms on the SEC’s Web site, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each Putnam VT fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s Web site at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s Web site or the operation of the public reference room.

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Putnam VT International Equity Fund

The fund’s portfolio
6/30/08 (Unaudited)

COMMON STOCKS (97.0%)*

	Shares	Value

Australia (0.8%)
Australia & New Zealand Banking Group, Ltd.	94,870	$1,702,441
BHP Billiton, Ltd.	67,057	2,809,073
Macquarie Airports	176,605	348,745
National Australia Bank, Ltd.	17,767	451,333
QBE Insurance Group, Ltd.	26,647	572,181
Rio Tinto, Ltd.	11,084	1,439,704
Suncorp-Metway, Ltd.	81,434	1,017,937
		8,341,414

Austria (0.1%)
Telekom Austria AG	28,592	618,902

Belgium (0.1%)
InBev NV	15,483	1,070,508

Canada (0.2%)
Suncor Energy, Inc.	11,500	669,157
Teck Cominco, Ltd. Class B	18,564	897,181
		1,566,338

China (1.8%)
China Petroleum & Chemical Corp.	8,584,000	8,036,938
China Petroleum & Chemical Corp. ADR (S)	23,326	2,166,752
China Shenhua Energy Co., Ltd.	103,000	404,238
Focus Media Holding, Ltd. ADR † (S)	110,300	3,057,516
Industrial & Commercial Bank of China	5,385,000	3,681,213
		17,346,657

Finland (1.9%)
Nokia OYJ	760,984	18,646,505

France (10.4%)
Air France-KLM	243,908	5,814,168
Alcatel SA †	64,204	386,658
Alstom (S)	2,154	494,000
Axa SA	42,259	1,245,919
BNP Paribas SA	238,682	21,390,169
Bouygues SA	7,819	515,625
Electricite de France	6,839	648,603
France Telecom SA	21,128	620,390
Lafarge SA	5,284	808,588
Pinault-Printemps-Redoute SA	3,882	428,989
Renault SA	62,715	5,132,443
Sanofi-Aventis	4,966	330,460
Societe Generale	7,665	660,059
Suez SA	217,725	14,791,141
Total SA	366,042	31,214,290
Vinci SA	7,182	438,349
Vivendi SA	491,916	18,627,885
		103,547,736

Germany (8.7%)
Adidas-Salomon AG	12,176	766,847
Allianz SE	123,277	21,667,348

COMMON STOCKS (97.0%)* continued

	Shares	Value

Germany continued
BASF AG	293,272	$20,202,729
Bayerische Motoren Werke (BMW) AG	134,442	6,453,660
Beiersdorf AG	8,348	614,245
Commerzbank AG	24,120	712,872
Deutsche Post AG	241,331	6,297,514
E.On AG	8,178	1,647,335
Merck KGaA	25,916	3,680,988
Merck KGaA 144A	28,752	4,083,800
Praktiker Bau- und Heimwerkermaerkte AG	127,058	2,672,130
RWE AG	77,557	9,786,572
Salzgitter AG	29,567	5,404,515
Siemens AG	8,991	995,903
Tognum AG	63,912	1,714,172
		86,700,630

Greece (2.3%)
EFG Eurobank Ergasias	292,857	6,913,227
Hellenic Telecommunication Organization
(OTE) SA	400,472	9,940,985
National Bank of Greece SA	127,792	5,757,810
		22,612,022

Hong Kong (1.7%)
BOC Hong Kong Holdings, Ltd.	4,610,000	12,209,532
Esprit Holdings, Ltd.	104,600	1,086,663
Hutchison Whampoa, Ltd.	99,000	998,012
Swire Pacific, Ltd.	117,000	1,196,726
Wharf (Holdings), Ltd.	363,000	1,520,085
		17,011,018

Ireland (1.3%)
Allied Irish Banks PLC	848,151	13,077,316

Israel (—%)
Teva Pharmaceutical Industries, Ltd. ADR (S)	10,600	485,480

Italy (3.5%)
Enel SpA	1,898,999	18,023,910
Finmeccanica SpA	187,333	4,899,674
Intesa Sanpaolo SpA	177,784	1,011,818
Saras SpA	329,958	1,873,931
UniCredito Italiano SpA	1,377,492	8,393,437
		34,202,770

Japan (18.9%)
Aeon Co., Ltd.	69,500	859,409
Astellas Pharma, Inc.	355,100	15,072,156
Bridgestone Corp.	73,000	1,117,516
Canon, Inc.	34,400	1,771,590
Credit Saison Co., Ltd.	231,100	4,860,904
Daito Trust Construction Co., Ltd.	220,700	10,720,666
Dowa Mining Co., Ltd.	72,000	524,958
East Japan Railway Co.	2,096	17,100,924

11

Putnam VT International Equity Fund

COMMON STOCKS (97.0%)* continued

	Shares	Value

Japan continued
Fanuc, Ltd.	6,600	$645,557
Fuji Photo Film Cos., Ltd.	11,600	399,359
Fuji Television Network, Inc.	203	306,357
Honda Motor Co., Ltd.	56,700	1,930,645
Japan Tobacco, Inc.	2,007	8,575,467
JFE Holdings, Inc.	22,800	1,150,538
KDDI Corp.	1,311	8,111,828
Komatsu, Ltd.	45,200	1,261,951
Lawson, Inc.	17,900	872,882
Matsushita Electric Industrial Co., Ltd.	720,000	15,551,783
Mitsubishi Corp.	303,200	10,009,432
Mitsubishi UFJ Financial Group, Inc.	166,000	1,473,364
Mitsui & Co., Ltd.	320,000	7,077,910
Mitsui Fudosan Co., Ltd.	51,000	1,091,964
Mitsui O.S.K. Lines, Ltd.	840,000	11,987,550
NET One Systems Co., Ltd.	394	442,237
Nintendo Co., Ltd.	13,100	7,401,339
Nippon Electric Glass Co., Ltd.	304,000	5,267,384
NSK, Ltd.	1,345,000	11,785,559
NTT DoCoMo, Inc.	279	410,526
ORIX Corp.	46,670	6,686,637
Sankyo Co., Ltd.	8,400	548,274
Sony Corp.	12,600	551,443
Sumitomo Electric Industries, Ltd.	86,300	1,097,268
Sumitomo Mitsui Financial Group, Inc.	237	1,786,106
Suruga Bank, Ltd. (The)	96,000	1,250,481
Suzuken Co., Ltd.	28,800	1,064,856
Suzuki Motor Corp.	216,000	5,113,752
Terumo Corp.	122,000	6,236,936
Tokyo Gas Co., Ltd.	2,664,000	10,754,499
Toyo Suisan Kaisha, Ltd.	106,000	2,399,547
Toyota Boshoku Corp.	48,200	1,293,426
Toyota Motor Corp.	22,500	1,063,243
		187,628,223

Luxembourg (1.6%)
Arcelor Mittal	156,150	15,418,364

Malaysia (0.1%)
Tenaga Nasional Berhad	245,300	612,311

Netherlands (4.5%)
Akzo Nobel NV	120,574	8,257,107
ASML Holding NV	39,972	973,802
ING Groep NV	359,409	11,361,245
Koninklijke (Royal) KPN NV	791,991	13,543,122
Koninklijke Ahold NV	779,686	10,447,470
		44,582,746

COMMON STOCKS (97.0%)* continued

	Shares	Value

Norway (3.5%)
DnB Holdings ASA	1,008,584	$12,803,055
Petroleum Geo-Services ASA	25,654	627,541
StatoilHydro ASA	559,268	20,908,037
		34,338,633

Russia (1.2%)
Gazprom	56,486	823,491
Lukoil	75,100	7,378,559
Lukoil ADR	37,600	3,713,000
		11,915,050

Singapore (2.9%)
Chartered Semiconductor
Manufacturing, Ltd. †	7,523,000	4,288,265
DBS Group Holdings, Ltd.	572,000	7,934,628
Singapore Airlines, Ltd.	1,083,800	11,718,049
United Overseas Bank, Ltd.	338,000	4,628,979
		28,569,921

South Korea (1.3%)
LG Chemical, Ltd.	24,427	2,335,501
Samsung Electronics Co., Ltd.	13,299	7,947,103
Shinhan Financial Group Co., Ltd.	67,882	3,069,910
		13,352,514

Spain (2.3%)
Banco Santander Central Hispano SA	1,083,398	19,773,474
Iberdrola SA	89,080	1,191,127
Industria de Diseno Textil (Inditex) SA	9,467	435,305
Telefonica SA	66,521	1,758,581
		23,158,487

Sweden (0.1%)
Modern Times Group AB Class B	11,124	652,596
Telefonaktiebolaget LM Ericsson AB Class B	42,940	443,424
		1,096,020

Switzerland (12.9%)
Credit Suisse Group	146,161	6,643,924
Julius Baer Holding, Ltd. Class B	13,820	926,659
Nestle SA	624,930	28,220,355
Nobel Biocare Holding AG	11,770	383,202
Novartis AG	437,711	24,046,096
Roche Holding AG	161,723	29,072,361
Swisscom AG	38,495	12,822,591
Syngenta AG	1,697	550,182
Xstrata PLC (London Exchange)	105,858	8,418,699
Zurich Financial Services AG	64,356	16,462,326
		127,546,395

Taiwan (0.3%)
Acer, Inc.	1,570,000	3,093,545

12

Putnam VT International Equity Fund

COMMON STOCKS (97.0%)* continued

	Shares	Value

United Arab Emirates (—%)
DP World, Ltd.	487,850	$419,551

United Kingdom (14.6%)
BAE Systems PLC	1,699,930	14,972,374
BAT Industries PLC	120,680	4,164,286
BHP Billiton PLC	629,299	24,187,320
BP PLC	2,605,322	30,245,076
Britvic PLC	197,166	1,131,704
Davis Service Group PLC	57,216	507,719
GKN PLC	237,906	1,055,305
GlaxoSmithKline PLC	565,696	12,510,964
Lloyds TSB Group PLC	203,985	1,250,984
Premier Foods PLC	761,356	1,439,109
Prudential PLC	1,177,041	12,475,448
Reckitt Benckiser PLC	308,685	15,641,045
Reed Elsevier PLC	37,994	434,688
Rio Tinto PLC	155,856	19,122,212
Royal Bank of Scotland Group PLC	189,619	809,291
Standard Chartered PLC	25,922	733,546
Unilever PLC	18,742	533,564
Vodafone Group PLC	690,006	2,034,482
WM Morrison Supermarkets PLC	97,696	517,291
WPP Group PLC	43,735	421,314
		144,187,722

Total common stocks (cost $963,186,574)		$961,146,778

INVESTMENT COMPANIES (1.7%)* (cost $17,693,091)

	Shares	Value

iShares MSCI EAFE Index Fund	243,900	$16,755,930

WARRANTS (0.5%)* †

	Expiration	Strike
	date	price	Warrants	Value

Aldar Properties 144A
(United Arab Emirates)	1/12/10	$—	1,447,047	$4,944,560
Fuji Television Network,
Inc. 144A (issued by
Merrill Lynch International
& Co.) (Japan)	11/20/08	—	197	297,387

Total warrants (cost $4,734,532)				$5,241,947

SHORT-TERM INVESTMENTS (1.0%)*

Principal amount/shares		Value

Short-term investments held as
collateral for loaned securities with
yields ranging from 1.70% to 3.75%
and due dates ranging from July 1,
2008 to August 19, 2008 (d)	$5,655,318	$5,649,400
Putnam Prime Money Market Fund (e)	3,913,705	3,913,705

Total short-term investments (cost $9,563,105)		$9,563,105

Total investments (cost $995,177,302)		$992,707,760

* Percentages indicated are based on net assets of $990,958,311.

† Non-income-producing security.

(d) See Note 1 to the financial statements.

(e) See Note 5 to the financial statements regarding investments in Putnam Prime Money Market Fund.

(S) Securities on loan, in part or in entirety, at June 30, 2008.

At June 30, 2008, liquid assets totaling $10,042,633 have been designated as collateral for open forward contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

The fund had the following industry concentrations greater than 10% at June 30, 2008 (as a percentage of net assets):

Banking	13.2%
Oil & gas	10.8

FORWARD CURRENCY CONTRACTS TO BUY at 6/30/08
(aggregate face value $266,356,286) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$99,963,488	$95,456,358	7/16/08	$4,507,130
British Pound	93,597,433	92,006,806	9/17/08	1,590,627
Canadian Dollar	26,140	26,214	7/16/08	(74)
Euro	29,146,664	28,882,556	9/17/08	264,108
Japanese Yen	17,791,147	17,556,735	8/20/08	234,412
Norwegian Krone	27,004,749	26,834,446	9/17/08	170,303
Swedish Krona	5,613,056	5,593,171	9/17/08	19,885

Total				$6,786,391

13

FORWARD CURRENCY CONTRACTS TO SELL at 6/30/08
(aggregate face value $223,834,827) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$1,021,067	$1,007,412	7/16/08	$(13,655)
British Pound	4,888,087	4,884,535	9/17/08	(3,552)
Canadian Dollar	32,956,003	33,011,338	7/16/08	55,335
Euro	84,953,844	83,931,926	9/17/08	(1,021,918)
Hong Kong Dollar	24,871,177	24,904,226	8/20/08	33,049
Japanese Yen	14,823,000	14,921,022	8/20/08	98,022
Norwegian Krone	3,301,515	3,258,491	9/17/08	(43,024)
Swedish Krona	9,050,089	9,044,392	9/17/08	(5,697)
Swiss Franc	49,955,837	48,871,485	9/17/08	(1,084,352)

Total				$(1,985,792)

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of June 30, 2008:

		Other
	Investments in	financial
Valuation inputs	securities	instruments

Level 1	$302,809,607	$—
Level 2	689,898,153	4,800,599
Level 3	—	—

Total	$992,707,760	$4,800,599

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
14

PUTNAM VARIABLE TRUST

Statement of Assets and Liabilities

June 30, 2008 (Unaudited)
Putnam VT
International
Equity
Fund

Assets
Investments in securities, at value (Note 1):
Unaffiliated issuers	$988,794,055
Affiliated issuers (Note 5)	3,913,705
Cash	36,886
Foreign currency, at value (Note 1)	6,461,341
Dividends, interest, and other receivables	728,515
Receivable for shares of the fund sold	116,421
Receivable for securities sold	4,386,418
Receivable for open forward currency contracts (Note 1)	7,030,566
Receivable for closed forward currency contracts (Note 1)	1,636,821
Foreign tax reclaim	555,416

Total assets	1,013,660,144

Liabilities
Payable for securities purchased	10,456,898
Payable for shares of the fund repurchased	1,288,265
Payable for compensation of Manager (Notes 2 and 5)	1,975,209
Payable for investor servicing fees (Note 2)	12,206
Payable for custodian fees (Note 2)	65,794
Payable for Trustee compensation and expenses (Note 2)	131,391
Payable for administrative services (Note 2)	2,316
Payable for distribution fees (Note 2)	145,945
Payable for auditing fees	31,662
Payable for open forward currency contracts (Note 1)	2,229,967
Payable for closed forward currency contracts (Note 1)	567,228
Collateral on securities loaned, at value (Note 1)	5,649,400
Other accrued expenses	145,552

Total liabilities	22,701,833

Net assets	$990,958,311

Represented by:
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$1,012,804,882
Undistributed net investment income (loss) (Note 1)	24,950,996
Accumulated net realized gain (loss) on investments
and foreign currency transactions (Note 1)	(49,047,096)
Net unrealized appreciation (depreciation)
of investments and assets and liabilities
in foreign currencies	2,249,529

Total — Representing net assets applicable to capital
shares outstanding	$990,958,311

Computation of net asset value Class IA
Net Assets	$304,424,223
Number of shares outstanding	21,234,874
Net asset value, offering price and redemption
price per share (net assets divided by number
of shares outstanding)	$14.34

Computation of net asset value Class IB
Net Assets	$686,534,088
Number of shares outstanding	48,236,705
Net asset value, offering price and redemption
price per share (net assets divided by number
of shares outstanding)	$14.23
Cost of investments, (Note 1):
Unaffiliated issuers	$991,263,597
Affiliated issuers (Note 5)	3,913,705
Value of securities on loan (Note 1)	5,481,737
Cost of foreign currency (Note 1)	6,413,329

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
15

PUTNAM VARIABLE TRUST

Statement of Operations

Six months ended June 30, 2008 (Unaudited)
Putnam VT
International
Equity
Fund

Investment income
Dividends	$27,631,335
Interest — unaffiliated issuers	1,866
Interest — affiliated issuers (Note 5)	108,189
Securities lending	826,338
Less: foreign taxes withheld	(3,092,373)

Total investment income	25,475,355

Expenses
Compensation of Manager (Note 2)	3,960,763
Investor servicing fees (Note 2)	161,427
Custodian fees (Note 2)	80,093
Trustee compensation and expenses (Note 2)	27,951
Administrative services (Note 2)	21,611
Distribution fees-class IB (Note 2)	917,172
Auditing	51,656
Legal	25,497
Other	159,500
Fees waived and reimbursed by Manager (Note 5)	(3,470)

Total expenses	5,402,200

Expense reduction (Note 2)	(98,341)

Net expenses	5,303,859

Net investment income (loss)	20,171,496

Net realized gain (loss) on investments (Notes 1 and 3)	(19,462,543)
Net realized gain (loss) on foreign currency transactions (Note 1)	(18,571,701)
Net unrealized appreciation (depreciation) of assets and
liabilities in foreign currencies during the period	10,184,592
Net unrealized appreciation (depreciation) of investments
during the period	(114,155,200)

Net gain (loss) on investments	(142,004,852)

Net increase (decrease) in net assets resulting
from operations	$(121,833,356)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
16

PUTNAM VARIABLE TRUST

Statement of Changes in Net Assets

	Putnam VT
	International Equity Fund
	Six months ended	Year ended
	June 30	December 31
	2008*	2007

Increase (decrease) in net assets
Operations:
Net investment income (loss)	$20,171,496	$17,738,908
Net realized gain (loss) on investments and
foreign currency transactions	(38,034,244)	191,184,365
Net unrealized appreciation (depreciation)
of investments and assets and
liabilities in foreign currencies	(103,970,608)	(101,040,898)

Net increase (decrease) in net assets
resulting from operations	(121,833,356)	107,882,375

Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class IA	(7,027,172)	(12,348,566)
Class IB	(13,492,945)	(25,529,092)
Net realized short-term gain on investments
Class IA	(15,501,114)	(9,464,092)
Class IB	(34,570,435)	(20,974,802)
From net realized long-term gain on investments
Class IA	(30,983,438)	(40,401,491)
Class IB	(69,098,967)	(89,539,842)
Increase in capital from settlement payment	933,373	—
Increase (decrease) from capital share
transactions (Note 4)	75,629,353	29,621,132

Total increase (decrease) in net assets	(215,944,701)	(60,754,378)

Net assets:
Beginning of period	1,206,903,012	1,267,657,390

End of period	$990,958,311	$1,206,903,012

Undistributed net investment income (loss),
end of period	$24,950,996	$25,299,617

* Unaudited

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
17

PUTNAM VARIABLE TRUST

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

			Net							Total			Ratio of net
	Net asset		realized and	Total	From	From			Net asset	return	Net	Ratio of	investment
	value,	Net	unrealized	from	net	net realized			value,	at net	assets,	expenses to	income (loss)	Portfolio
	beginning	investment	gain (loss) on	investment	investment	gain on	Total	Non-recurring	end	asset	end of period	average net	to average	turnover
Period ended	of period	income (loss)(a)	investments	operations	income	investments	distributions	reimbursement	of period	value (%)(b,c)	(in thousands)	assets (%)(b,d)	net assets (%)	(%)

Putnam VT International Equity Fund (Class IA)
June 30, 2008†	$19.11	.32(i)	(2.26)	(1.94)	(.37)	(2.47)	(2.84)	.01(m)	$14.34	(10.12)*(m)	$304,424	.42*(i)	1.96*(i)	33.20*
December 31, 2007	20.78	.31(i)	1.33	1.64	(.66)	(2.65)	(3.31)	—	19.11	8.61	381,400	.84(i)	1.56(i)	83.16
December 31, 2006	16.36	.38(i)	4.19	4.57	(.15)	—	(.15)	—	20.78	28.04	410,278	.93(i)	2.08(i)	90.26
December 31, 2005	14.80	.20(i,k)	1.61	1.81	(.25)	—	(.25)	—	16.36	12.46	377,816	.93(i)	1.37(i,k)	86.02
December 31, 2004	12.91	.16(i)	1.95	2.11	(.22)	—	(.22)	—	14.80	16.58	427,548	.94(i)	1.21(i)	62.84
December 31, 2003	10.14	.16	2.73	2.89	(.12)	—	(.12)	—	12.91	28.91	444,329.94		1.50	71.14

Putnam VT International Equity Fund (Class IB)
June 30, 2008†	$18.96	.30(i)	(2.25)	(1.95)	(.32)	(2.47)	(2.79)	.01(m)	$14.23	(10.28)*(m)	$686,534	.54*(i)	1.85*(i)	33.20*
December 31, 2007	20.64	.26(i)	1.32	1.58	(.61)	(2.65)	(3.26)	—	18.96	8.37	825,503	1.09(i)	1.31(i)	83.16
December 31, 2006	16.26	.32(i)	4.17	4.49	(.11)	—	(.11)	—	20.64	27.72	857,380	1.18(i)	1.77(i)	90.26
December 31, 2005	14.71	.16(i,k)	1.61	1.77	(.22)	—	(.22)	—	16.26	12.20	621,897	1.18(i)	1.06(i,k)	86.02
December 31, 2004	12.85	.12(i)	1.94	2.06	(.20)	—	(.20)	—	14.71	16.19	558,206	1.19(i)	.95(i)	62.84
December 31, 2003	10.09	.13	2.73	2.86	(.10)	—	(.10)	—	12.85	28.65	510,055	1.19	1.15	71.14

† Unaudited.

* Not annualized.

(a) Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.

(b) The charges and expenses at the insurance company separate account level are not reflected.

(c) Total return assumes dividend reinvestment.

(d) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).

(i) Reflects an involuntary contractual expense limitation and/or waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund in effect during the period. As a result of such limitation and/or waivers, the expenses of the fund’s class IA and class IB shares reflect a reduction of the following amounts (Notes 2 and 5):

Percentage
of average
net assets

June 30, 2008	<0.01%

December 31, 2007	<0.01

December 31, 2006	<0.01

December 31, 2005	<0.01

December 31, 2004	<0.01

(k) Reflects a non-recurring accrual related to Putnam Management’s settlement with the SEC regarding brokerage allocation practices, which amounted to less than $0.01 per share and less than 0.01% of average net assets for class IA and IB shares for the period ended December 31, 2005.

(m) Reflects a non-recurring reimbursement pursuant to a settlement between The Hartford Financial Services Group and the Attorney Generals of New York State, Illinois and Connecticut, which amounted to $0.01 per share.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.	THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
18	19

PUTNAM VARIABLE TRUST

Notes to Financial Statements
June 30, 2008 (Unaudited)

NOTE 1
SIGNIFICANT ACCOUNTING POLICIES

Putnam VT International Equity Fund (the “fund”), a Massachusetts business trust, is one of a series of funds comprising Putnam Variable Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks capital appreciation primarily through investments in equity securities issued mainly by large and midsize international companies.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At June 30, 2008, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

20

B) Joint trading account Pursuant to an exemptive order from the Securities and Exchange Commission (the “SEC”), the fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, a wholly-owned subsidiary of Putnam, LLC. These balances may be invested in issues of short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income, net of applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined

21

using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

G) Securities lending The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. At June 30, 2008, the value of securities loaned amounted to $5,481,737. The fund received cash collateral of $5,649,400 which is pooled with collateral of other Putnam funds into 67 issues of short-term investments.

H) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At December 31, 2007, the fund had a capital loss carryover of $8,923,713 available to the extent allowed by the Code to offset future net capital gain, if any. The amount of the carryover and the expiration dates are:

Loss Carryover	Expiration

$2,230,929	December 31, 2008
2,230,928	December 31, 2009
2,230,928	December 31, 2010
2,230,928	December 31, 2011

The aggregate identified cost on a tax basis is $995,497,349, resulting in gross unrealized appreciation and depreciation of $92,793,185 and $95,582,774, respectively, or net unrealized depreciation of $2,789,589.

I) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

J) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

K) Beneficial interest At June 30, 2008, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund.

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Approximately 57.0% of the fund is owned by accounts of one group of insurance companies.

NOTE 2
MANAGEMENT FEE, ADMINISTRATIVE
SERVICES AND OTHER TRANSACTIONS

The fund pays Putnam Management for management and investment advisory services quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.80% of first $500 million of average net assets, 0.70% of the next $500 million, 0.65% of the next $500 million, 0.60% of the next $5 billion, 0.575% of the next $5 billion, 0.555% of the next $5 billion, 0.54% of the next $5 billion and 0.53% thereafter.

Putnam Management has agreed to waive fees and reimburse expenses of the fund through June 30, 2009 to the extent necessary to ensure that the fund’s expenses do not exceed the simple average of the expenses for the fund’s Lipper peer group of funds underlying variable insurance products that have the same investment classification or objective as the fund. The expense reimbursement is based on a comparison of the fund’s expenses with the average annualized operating expenses of the funds in its Lipper peer group for each calendar quarter during the fund’s last fiscal year, excluding 12b-1 fees and without giving effect to any expense offset and brokerage service arrangements that may reduce fund expenses. For the period ended June 30, 2008, Putnam Management did not waive any of its management fee from the fund.

Putnam Investments Limited (“PIL”), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

Effective June 30, 2008, the Putnam Advisory Company, LLC (“PAC”), an affiliate of Putnam Management, is authorized by the Trustees to manage and provide investment recommendations with respect to a portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. Putnam Management or PIL, as applicable, pays a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net assets of the portion of the fund’s assets managed and 0.10% of the average net assets of the portion of the fund’s assets for which PAC provides investment recommendations.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets were provided by State Street Bank and Trust Company (“State Street”). Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, a division of Putnam Fiduciary Trust Company (“PFTC”), which is an affiliate of Putnam Management, provided investor servicing agent functions to the fund. Putnam Investor Services was paid a monthly fee for investor servicing at an annual rate of 0.03% of the fund’s average net assets. During the period ended June 30, 2008, the fund incurred $161,427 for investor servicing agent functions provided by PFTC.

The fund has entered into expense offset arrangements with PFTC and State Street whereby PFTC’s and State Street’s fees are reduced by credits allowed on cash balances. The fund also reduced expenses through brokerage/service arrangements. For the six months ended June 30, 2008, the fund’s expenses were reduced by $294 under the expense offset arrangements and by $98,047 under the brokerage/service arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $510, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings and industry seminars and for certain compliance-related matters. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

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The fund has adopted a Trustee Fee Deferral Plan (the “Deferral Plan”) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the “Pension Plan”) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the “Plan”) with respect to its class IB shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, a wholly-owned subsidiary of Putnam, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares.

NOTE 3
PURCHASES AND SALES OF SECURITIES

During the six months ended June 30, 2008, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $355,834,278 and $447,740,779, respectively. There were no purchases or sales of U.S. government securities.

NOTE 4
CAPITAL SHARES

At June 30, 2008, there was an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

	Six months ended June 30		Year ended December 31
	2008		2007

	Shares	Amount	Shares	Amount

Putnam VT International Equity Fund Class IA
Shares sold	140,721	$2,356,470	1,066,689	$20,554,283
Shares issued in connection with reinvestment of distributions	3,716,092	53,511,724	3,412,734	62,214,149

	3,856,813	55,868,194	4,479,423	82,768,432
Shares repurchased	(2,577,345)	(41,917,485)	(4,272,046)	(84,114,881)

Net increase (decrease)	1,279,468	$13,950,709	207,377	$(1,346,449)

Putnam VT International Equity Fund Class IB
Shares sold	872,957	$14,771,291	5,341,810	$105,283,252
Shares issued in connection with reinvestment of distributions	8,187,446	117,162,347	7,507,933	136,043,736

	9,060,403	131,933,638	12,849,743	241,326,988
Shares repurchased	(4,362,270)	(70,254,994)	(7,043,734)	(137,810,379)
Redemptions in kind	—	—	(3,810,348)	(72,549,028)

Net increase	4,698,133	$61,678,644	1,995,661	$30,967,581

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NOTE 5
INVESTMENT IN PUTNAM PRIME MONEY
MARKET FUND

The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. For the period ended June 30, 2008, management fees paid were reduced by $3,470 relating to the fund’s investment in Putnam Prime Money Market Fund. Income distributions earned by the fund are recorded as income in the Statement of operations and totaled $108,189 for the period ended June 30, 2008. During the period ended June 30, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $119,779,914 and $120,796,800, respectively.

NOTE 6
REGULATORY MATTERS AND LITIGATION

In late 2003 and 2004, Putnam Management settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Distribution of payments from Putnam Management to certain open-end Putnam funds and their shareholders is expected to be completed in the next several months. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against Putnam Management and, in a limited number of cases, some Putnam funds. Putnam Management believes that these lawsuits will have no material adverse effect on the funds or on Putnam Management’s ability to provide investment management services. In addition, Putnam Management has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

NOTE 7
NEW ACCOUNTING PRONOUNCEMENT

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”) — an amendment of FASB Statement No. 133 (“SFAS 133”), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about how and why an entity uses derivative instruments and how derivative instruments affect an entity’s financial position. Putnam Management is currently evaluating the impact the adoption of SFAS 161 will have on the fund’s financial statement disclosures.

25

PUTNAM VARIABLE TRUST
Brokerage Commissions
June 30, 2008 (Unaudited)

Brokerage commissions are paid to firms that execute trades on behalf of your fund. When choosing these firms, Putnam is required by law to seek the best execution of the trades, taking all relevant factors into consideration, including expected quality of execution and commission rate. Listed below are the largest relationships based upon brokerage commissions for your fund and the other funds in its group for the 12 months ended June 30, 2008.

INTERNATIONAL GROUP

Putnam Europe Equity Fund, Putnam Global Equity Fund, Putnam International Capital Opportunities Fund, Putnam International Equity Fund, Putnam International Growth and Income Fund, Putnam International New Opportunities Fund, Putnam VT Global Equity Fund, Putnam VT International Equity Fund, Putnam VT International Growth and Income Fund, and Putnam VT International New Opportunities Fund.

The top five firms that received brokerage commissions for trades executed for the International group are (in descending order) Credit Suisse First Boston, Goldman Sachs & Company, Deutsche Bank Securities, Citigroup Global Markets, and Merrill Lynch. Commissions paid to these firms together represented approximately 49% of the total brokerage commissions paid for the 12 months ended June 30, 2008. Commissions paid to the next 10 firms together represented approximately 34% of the total brokerage commissions paid during the period. These firms are (in alphabetical order) ABN AMRO, Cazenove Incorporated, CLSA Limited, Dresdner Kleinwort Securities, JPMorgan Clearing, Lehman Brothers, Macquaire Securities, Morgan Stanley and Company, Sanford Bernstein & Co., and UBS Securities, LLC.

Commission amounts do not include “mark-ups” paid on bond or derivative trades made directly with a dealer. Additional information about brokerage commissions is available on the Securities and Exchange Commission (SEC) Web site at www.sec.gov. Putnam funds disclose commissions by firm to the SEC in semiannual filings on form N-SAR.

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27

Putnam Variable Trust

FUND INFORMATION

Investment Manager
Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

Investment Sub-Manager
Putnam Investments Limited
57-59 St James's Street
London, England SW1A 1LD

Investment Sub-Advisor
The Putnam Advisory Company, LLC
One Post Office Square
Boston, MA 02109

Marketing Services
Putnam Retail Management
One Post Office Square
Boston, MA 02109

Investor Servicing Agent
Putnam Investor Services
Mailing address:
P.O. Box 41203
Providence, RI 02940-1203
1-800-225-1581

Custodian
State Street Bank and Trust Company

Legal Counsel
Ropes & Gray LLP

Trustees
John A. Hill, *Chairman*
Jameson Adkins Baxter, *Vice Chairman*
Charles B. Curtis
Robert J. Darretta
Myra R. Drucker
Charles E. Haldeman, Jr.
Paul L. Joskow
Elizabeth T. Kennan
Kenneth R. Leibler
Robert E. Patterson
George Putnam, III
Richard B. Worley

PUTNAM INVESTMENTS

This report has been prepared for the shareholders of Putnam Variable Trust. It is not authorized for other distribution unless preceded or accompanied by an effective prospectus that describes the trust's policies, charges, and other matters of interest for the prospective investor.

252128 8/08

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/Janet C. Smith
Janet C. Smith
Principal Accounting Officer

Date: August 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Charles E. Porter
Charles E. Porter
Principal Executive Officer

Date: August 28, 2008

By (Signature and Title):

/s/Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer

Date: August 28, 2008